                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                                 CLASS A SHARES
                                      AND
                                 CLASS B SHARES

                         SUPPLEMENT DATED JULY 12, 1999
                      TO PROSPECTUS DATED NOVEMBER 2, 1998
                    (AS SUPPLEMENTED THROUGH APRIL 20, 1999)

All Funds

Effective immediately, all inquiries regarding the prospectus should be directed, in writing, to American General Fund Group Customer Service, P.O. Box 219502, Kansas City, Missouri 64121-6502, or by calling 1-877-999-2434.

Effective immediately, under "General Redemption Policies," on page 82 of the prospectus, the amount of a redemption request which must be accompanied by a signature guarantee has been lowered from an amount in excess of $50,000 to an amount in excess of $25,000. As always, a signature guarantee will be required for a redemption request of any amount, where the redemption proceeds are to be sent somewhere other than the address of record on the Series Company's books or if the current address of record has not been on the books for 60 days.

Under "Systematic Withdrawals," on page 81 of the prospectus, if you own Class B Shares you may redeem up to 12% annually of your account value without incurring a CDSC, which replaces the provision that you may only redeem up to 12% annually of your initial account without incurring a CDSC. As always, the minimum amount of a withdrawal under the Systematic Withdrawal program, is $50 and the minimum account size is $5,000.

Effective May 1, 1999, the Funds' distributor will change from VALIC Investment Services Company (VISCO) to A.G. Distributors, Inc., an affiliate of VALIC. All references to VISCO in this prospectus should instead refer to A.G. Distributors, Inc.

American General Stock Index Fund, American General MidCap Index Fund, American General Small Cap Index Fund and American General Small Cap Value Fund

Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to the above Funds, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Bankers Trust has informed the Funds that, under this new arrangement, the services provided to the Funds will be maintained at their current level. As a result of the foregoing transaction on April 20, 1999, the Board approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

Effective as of July 6, 1999, Kathy Condon has assumed portfolio management responsibilities for the Funds. Ms. Condon is the Managing Director and Head of Passive Investments of the Sub-adviser. Ms. Condon has been with the Sub-adviser since 1970.

VA 10856-A
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                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                             INSTITUTIONAL CLASS I
                                      AND
                             INSTITUTIONAL CLASS II

                         SUPPLEMENT DATED JULY 12, 1999
                      TO PROSPECTUS DATED NOVEMBER 2, 1998

All Funds

Effective May 1, 1999, the Funds' distributor will change from VALIC Investment Services Company (VISCO) to A.G. Distributors, Inc., an affiliate of VALIC. All references to VISCO in this prospectus should instead refer to A.G. Distributors, Inc.

Craig R. Rodby has resigned as a Trustee and Officer of the Funds with the size of the Board being reset at 11. Nine of the Trustees are independent and two are VALIC employees.

On January 19, 1999, the Board of Trustees of the Series Company approved certain changes to the Funds' investment restrictions with respect to illiquid and restricted securities. Specifically, the section entitled "Illiquid and Restricted Securities" under "Types of Investments" is re-titled and replaced in its entirety with the following:

     ILLIQUID SECURITIES

     An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.

     A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Sub-adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the Sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

     All the Funds, except the Lifestyle Funds, may buy illiquid securities, but are restricted as to how much money they may invest in them.

The related sidebar should only reference illiquid securities.

In the "Fact Sheets" for the Large Cap Value Fund, Mid Cap Value Fund, Socially Responsible Fund, and Money Market Fund, please disregard all references to restricted securities under "Investment Strategy." The stated limit should refer to illiquid securities only.

American General Small Cap Value Fund

Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to the above Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Bankers Trust has informed the Funds that, under this new arrangement, the services provided to the Funds will be maintained at their current level. As a result of the foregoing transaction, on April 20, 1999, the Board approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

Effective as of July 6, 1999 Kathy Condon has assumed portfolio management responsibilities for the Fund. Ms. Condon is the Managing Director and Head of Passive Investments of the Sub-adviser. Ms. Condon has been with the Sub-adviser since 1970.

In addition to Kathryn A. Vorisek, Terry B. French, and Douglas G. Madigan, CFA, David C. Faircloth, CFA, is also primarily responsible for the day-to-day management of the Fund. Mr. Faircloth, Vice President and Portfolio Manager, joined the Sub-adviser in November 1998. Previously, Mr. Faircloth was Vice President and Portfolio Manager at the Northern Trust Company from 1990 until November 1998.

American General Balanced Fund

R. Bryan Jacoboski is no longer a portfolio manager for the Fund. All of the other portfolio managers for the Fund identified in this prospectus will continue to manage the Fund.

American General Core Bond Fund

The "Fund Investments" guidelines included in the "Fact Sheet" should reflect that short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash may constitute up to 35% of the Fund's total assets, rather than be included among investment grade fixed-income and other securities that must constitute at least 65% of the Fund's total assets.

American General Domestic Bond Fund

The "Fund Investments" guidelines included in the "Fact Sheet" should reflect that short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash may constitute up to 35% of the Fund's total assets, rather than be included among investment grade fixed-income and other securities that must constitute at least 65% of the Fund's total assets.

VA 10856-I/IIC